Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
(1)	Includes solar plant with a useful life of 20 years.

Schedule of Changes in Carrying Value of Property, Plant and Equipment

Following are the changes in the carrying value of property, plant and equipment for fiscal 2020:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2019	276	1,291	572	855	323	5	3,322
Additions	2	149	106	131	95	1	484
Additions- Business Combinations (Refer note 2.10)	—	—	—	9	2	—	11
Deletions	—	—	(2)	(25)	(5)	—	(32)
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	(88)	—	—	—	—	—	(88)
Translation difference	(16)	(116)	(55)	(88)	(34)	—	(309)
Gross carrying value as of March 31, 2020	174	1,324	621	882	381	6	3,388
Accumulated depreciation as of April 1, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Depreciation	—	(50)	(67)	(121)	(47)	(1)	(286)
Accumulated depreciation on deletions	—	—	2	25	5	—	32
Reclassified on account of adoption of IFRS 16 (Refer note 2.8)	5	—	—	—	—	—	5
Translation difference	—	39	37	66	24		166
Accumulated depreciation as of March 31, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Capital work-in-progress as of March 31, 2020							167
Carrying value as of March 31, 2020	174	890	203	236	138	2	1,810
Capital work-in-progress as of April 1, 2019							271
Carrying value as of April 1, 2019	271	868	182	239	98	2	1,931

Following are the changes in the carrying value of property, plant and equipment for fiscal 2019:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2018	292	1,247	518	749	285	5	3,096
Additions	8	132	98	173	58	1	470
Additions- Business Combinations (Refer note 2.10)	—	—	1	4	2	—	7
Deletions	(7)	(17)	(15)	(35)	(9)	—	(83)
Reclassified from assets held for sale (refer note 2.10)	—	—	—	6	4	—	10
Translation difference	(17)	(71)	(30)	(42)	(17)	(1)	(178)
Gross carrying value as of March 31, 2019	276	1,291	572	855	323	5	3,322
Accumulated depreciation as of April 1, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Depreciation	(1)	(45)	(62)	(109)	(37)	(1)	(255)
Accumulated depreciation on deletions	—	15	12	23	6	—	56
Reclassified from assets held for sale (refer note 2.10)	—	—	—	(4)	(3)	—	(7)
Translation difference	1	24	19	31	12	1	88
Accumulated depreciation as of March 31, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Capital work-in-progress as of March 31, 2019							271
Carrying value as of March 31, 2019	271	868	182	239	98	2	1,931
Capital work-in-progress as of April 1, 2018							311
Carrying value as of April 1, 2018	287	830	159	192	82	2	1,863

Following are the changes in the carrying value of property, plant and equipment for fiscal 2018:

						(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2017	272	1,123	466	700	261	5	2,827
Additions	21	122	56	73	29	1	302
Deletions	—	—	(3)	(17)	(3)	(1)	(24)
Reclassified under held for sale (refer note 2.10)	—	—	—	(6)	(4)	—	(10)
Translation difference	(1)	2	(1)	(1)	2	—	1
Gross carrying value as of March 31, 2018	292	1,247	518	749	285	5	3,096
Accumulated depreciation as of April 1, 2017	(4)	(376)	(301)	(471)	(168)	(3)	(1,323)
Depreciation	(1)	(43)	(62)	(107)	(40)	(1)	(254)
Accumulated depreciation on deletions	—	—	2	17	3	1	23
Reclassified under held for sale (refer note 2.10)	—	—	—	4	3	—	7
Translation difference	—	2	2	—	(1)	—	3
Accumulated depreciation as of March 31, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Capital work-in-progress as of March 31, 2018							311
Carrying value as of March 31, 2018	287	830	159	192	82	2	1,863
Capital work-in-progress as of April 1, 2017							303
Carrying value as of April 1, 2017	268	747	165	229	93	2	1,807